Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VS. PERFORMANCE
Pay vs Performance Tabular Disclosure

Pay vs. Performance Disclosure (1)
							Value of Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO (2)	Summary Compensation Table Total for Second PEO (3)	Compensation Actually Paid to First PEO (2)(4)	Compensation Actually Paid to Second PEO (3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs (5)	Average Compensation Actually Paid to Non-PEO NEOs (5)(6)	Utz Brands, Inc. Total Shareholder Return (7)	S&P 1500 Composite Packaged Foods & Meats Index Total Shareholder Return (8)	Net Income (Loss) in Millions (9)	Adj EBITDA in Millions (9 (10)

2023	—	$4,113,444	—	$3,844,446	$1,666,798	$1,608,290	$163	$107	($40.0)	$187.2

2022	$5,870,043	$4,252,567	$5,856,068	$4,134,920	$3,157,332	$3,215,423	$159	$118	($14.0)	$170.5

2021	$1,012,309	—	($1,572,541)	—	$605,171	($377,493)	$158	$112	$8.0	$156.2

2020	$6,695,741	—	$7,728,482	—	$2,444,023	$2,834,026	$216	$101	Predecessor - $3.4 Successor - ($107.9)	Predecessor - $86.3 Successor - $47.6
Notes

(1)
Equity compensation fair value is calculated based on the assumptions determined in accordance with FASB ASC Topic 718. For the fiscal periods in 2020, such amounts also include the stock-based compensation modification expense associated with the conversion of the Phantom Units under the 2018 LTIP into 2020 LTIP RSUs. For a discussion of the assumptions made in such valuation of the equity awards reported in this table, see Note 1 “Operations and Summary of Significant Accounting Policies” to our audited financial statements for the fiscal year ended December 31, 2023, included in our Annual Report on Form 10-K.

(2)
The Company’s principal executive officer (“PEO”) for the fiscal periods in 2020 until December of fiscal year 2022 was
Dylan Lissette
(the “First PEO”),
at which point he transitioned
to Executive
Chairperson
upon commencement of Howard Friedman’s employment as Chief Executive Officer.

(3)	The Company’s PEO from December of fiscal year 2022 through fiscal year 2023 was Howard Friedman (the “Second PEO”).

(4)	PEO "CAP" Calculation Detail
		First PEO - Dylan Lissette			Second PEO - Howard Friedman	Second PEO - Howard Friedman
	Compensation Element	2020	2021	2022	2022	2023

	SCT Reported Total Compensation	$6,695,741	$1,012,309	$5,870,043	$4,252,567	$4,113,444

	Aggregate SCT Reported Equity Compensation (-)	($2,999,856)	$0	($3,298,145)	($4,229,682)	($2,375,116)

	Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$3,149,458	$0	$3,313,719	$4,112,036	$1,922,497

	Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	$883,139	($1,641,497)	($52,845)	$0	($208,404)

	Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0	$349,858

	Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	$0	($943,353)	$11,285	$0	$21,288

	Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	$0	$0	$12,011	$0	$20,878

	"Compensation Actually Paid" Determination	$7,728,482	($1,572,541)	$5,856,068	$4,134,920	$3,844,446

(5)	The Company’s other, non-PEO, named executive officers (“NEOs”) for each fiscal year set forth in the table above were:

Fiscal Year	Non-PEO NEOs

2020	Cary Devore and Mark Schreiber

2021	Cary Devore, Ajay Kataria, Mark Schreiber, Shane Chambers, and Tucker Lawrence

2022	Cary Devore, Ajay Kataria, Mark Schreiber, and Theresa Shea

2023	Cary Devore, Ajay Kataria, Mark Schreiber, and Theresa Shea

(6)	Average Non-PEO NEOs "CAP" Calculation Detail
		Average Non-PEO NEO
	Compensation Element	2020	2021	2022	2023

	SCT Reported Total Compensation	$2,444,023	$605,171	$3,157,332	$1,666,798

	Aggregate SCT Reported Equity Compensation (-)	($1,361,103)	$0	($1,894,898)	($847,073)

	Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$880,305	$0	$1,626,584	$742,203

	Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	$870,801	($258,883)	($7,742)	($47,961)

	Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$330,622	$74,395

	Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	$0	($723,781)	$1,590	$18,066

	Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	$0	$0	$1,935	$1,861

	"Compensation Actually Paid" Determination	$2,834,026	($377,493)	$3,215,423	$1,608,290

(7)
TSR calculated based on an assumed $100 investment as of December 29, 2019, the last day of the fiscal period for our predecessor company prior to fiscal periods in 2020, and the reinvestment of any issued dividends, including period prior to the Business Combination.

(8)	Peer TSR calculated for the S&P 1500 Composite Packaged Foods & Meat Index based on an assumed $100 investment as of December 29, 2019 and the reinvestment of any issued dividends.

(9)
fiscal periods in 2020 financial performance reflects financial performance for the Company during the Successor period following the Business Combination, as well as during the period for our predecessor company prior to the Business Combination.

(10)	See Annex A for reconciliation of Adjusted EBITDA performance in accordance with GAAP to non-GAAP financial results.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
The Company’s principal executive officer (“PEO”) for the fiscal periods in 2020 until December of fiscal year 2022 was
Dylan Lissette
(the “First PEO”),
at which point he transitioned
to Executive
Chairperson
upon commencement of Howard Friedman’s employment as Chief Executive Officer.

(3)	The Company’s PEO from December of fiscal year 2022 through fiscal year 2023 was Howard Friedman (the “Second PEO”).

(5)	The Company’s other, non-PEO, named executive officers (“NEOs”) for each fiscal year set forth in the table above were:

Fiscal Year	Non-PEO NEOs

2020	Cary Devore and Mark Schreiber

2021	Cary Devore, Ajay Kataria, Mark Schreiber, Shane Chambers, and Tucker Lawrence

2022	Cary Devore, Ajay Kataria, Mark Schreiber, and Theresa Shea

2023	Cary Devore, Ajay Kataria, Mark Schreiber, and Theresa Shea

Peer Group Issuers, Footnote	Peer TSR calculated for the S&P 1500 Composite Packaged Foods & Meat Index based on an assumed $100 investment as of December 29, 2019 and the reinvestment of any issued dividends.
Adjustment To PEO Compensation, Footnote

(4)	PEO "CAP" Calculation Detail
		First PEO - Dylan Lissette			Second PEO - Howard Friedman	Second PEO - Howard Friedman
	Compensation Element	2020	2021	2022	2022	2023

	SCT Reported Total Compensation	$6,695,741	$1,012,309	$5,870,043	$4,252,567	$4,113,444

	Aggregate SCT Reported Equity Compensation (-)	($2,999,856)	$0	($3,298,145)	($4,229,682)	($2,375,116)

	Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$3,149,458	$0	$3,313,719	$4,112,036	$1,922,497

	Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	$883,139	($1,641,497)	($52,845)	$0	($208,404)

	Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0	$349,858

	Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	$0	($943,353)	$11,285	$0	$21,288

	Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	$0	$0	$12,011	$0	$20,878

	"Compensation Actually Paid" Determination	$7,728,482	($1,572,541)	$5,856,068	$4,134,920	$3,844,446

Non-PEO NEO Average Total Compensation Amount	$ 1,666,798	$ 3,157,332	$ 605,171	$ 2,444,023
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,608,290	3,215,423	(377,493)	2,834,026
Adjustment to Non-PEO NEO Compensation Footnote

(6)	Average Non-PEO NEOs "CAP" Calculation Detail
		Average Non-PEO NEO
	Compensation Element	2020	2021	2022	2023

	SCT Reported Total Compensation	$2,444,023	$605,171	$3,157,332	$1,666,798

	Aggregate SCT Reported Equity Compensation (-)	($1,361,103)	$0	($1,894,898)	($847,073)

	Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$880,305	$0	$1,626,584	$742,203

	Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	$870,801	($258,883)	($7,742)	($47,961)

	Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$330,622	$74,395

	Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	$0	($723,781)	$1,590	$18,066

	Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	$0	$0	$1,935	$1,861

	"Compensation Actually Paid" Determination	$2,834,026	($377,493)	$3,215,423	$1,608,290

Tabular List, Table
Provided below are the most important measures used to link compensation actually paid with the Company’s performance during the most recently completed fiscal year:

Adjusted EBITDA

Net Sales

OGSM Rating

Total Shareholder Return Amount	$ 163	159	158	216
Peer Group Total Shareholder Return Amount	107	118	112	101
Net Income (Loss)	$ (40,000,000)	$ (14,000,000)	$ 8,000,000
Company Selected Measure Amount	187,200,000	170,500,000	156,200,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	See Annex A for reconciliation of Adjusted EBITDA performance in accordance with GAAP to non-GAAP financial results.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	OGSM Rating
Dylan Lissette [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 5,870,043	$ 1,012,309	6,695,741
PEO Actually Paid Compensation Amount		$ 5,856,068	$ (1,572,541)	7,728,482
Net Income (Loss)				$ 3,400,000
Company Selected Measure Amount				86,300,000
PEO Name		Dylan Lissette	Dylan Lissette	Dylan Lissette
Howard Friedman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,113,444	$ 4,252,567
PEO Actually Paid Compensation Amount	$ 3,844,446	$ 4,134,920
Net Income (Loss)				$ (107,900,000)
Company Selected Measure Amount				47,600,000
PEO Name	Howard Friedman	Howard Friedman
PEO | Dylan Lissette [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (3,298,145)	$ 0	$ (2,999,856)
PEO | Dylan Lissette [Member] | Year End Fair Value of Awards Granted During the FY Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,313,719	0	3,149,458
PEO | Dylan Lissette [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(52,845)	(1,641,497)	883,139
PEO | Dylan Lissette [Member] | Vesting Date Fair Value of Awards Granted Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Dylan Lissette [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Vesting During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,285	(943,353)	0
PEO | Dylan Lissette [Member] | Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		12,011	0	0
PEO | Howard Friedman [Member] | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,375,116)	(4,229,682)
PEO | Howard Friedman [Member] | Year End Fair Value of Awards Granted During the FY Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,922,497	4,112,036
PEO | Howard Friedman [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(208,404)	0
PEO | Howard Friedman [Member] | Vesting Date Fair Value of Awards Granted Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	349,858	0
PEO | Howard Friedman [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Vesting During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,288	0
PEO | Howard Friedman [Member] | Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,878	0
Non-PEO NEO | Aggregate SCT Reported Equity Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(847,073)	(1,894,898)	0	(1,361,103)
Non-PEO NEO | Year End Fair Value of Awards Granted During the FY Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	742,203	1,626,584	0	880,305
Non-PEO NEO | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,961)	(7,742)	(258,883)	870,801
Non-PEO NEO | Vesting Date Fair Value of Awards Granted Vested During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,395	330,622	0	0
Non-PEO NEO | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Vesting During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,066	1,590	(723,781)	0
Non-PEO NEO | Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,861	$ 1,935	$ 0	$ 0